FINANCE COSTS	3 Months Ended
Mar. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS

	Three months ended March 31,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Interest on lease liabilities	416	196
Collaboration interest-bearing advanced funding	5,059	4,917
Total	5,475	5,113